Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Company
25.	Condensed Financial Information of the Company
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	85,908	10,801	1,655

Total current assets	85,908	10,801	1,655

Non-current assets
Investments in subsidiaries, the VIE and subsidiaries of the VIE	242,058	268,331	41,124

Total non-current assets	242,058	268,331	41,124

Total assets	327,966	279,132	42,779

LIABILITIES
Current liabilities
Accrued expenses and other liabilities	16,392	2,814	431

Total current liabilities	16,392	2,814	431

Total liabilities	16,392	2,814	431

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 1,904,577,337 shares authorized; 64,034,573 shares issued and outstanding as of December 31, 2019; 1,904,577,337 shares authorized; 64,688,479 shares issued and 64,634,743 shares outstanding as of December 31, 2020)	44	44	7
Class B ordinary shares (US$0.0001 par value; 45,422,663 shares authorized, issued and outstanding as of December 31, 2019; 45,422,663 shares authorized; 44,992,555 shares issued and outstanding as of December 31, 2020)	28	28	4
Additional paid-in capital	1,020,691	1,081,299	165,716
Statutory reserves	1,035	1,035	159
Accumulated other comprehensive income	10,195	1,950	299
Accumulated deficit	(720,419)	(808,038)	(123,837)

Total shareholders’ equity	311,574	276,318	42,348

Condensed statements of comprehensive loss

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
General and administrative expenses	(740)	(1,529)	(1,144)	(175)

Total operating expenses	(740)	(1,529)	(1,144)	(175)

Operating loss	(740)	(1,529)	(1,144)	(175)

Interest income	2	135	463	71
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(78,375)	(47,151)	(86,938)	(13,325)

Net loss	(79,113)	(48,545)	(87,619)	(13,429)

Mo d ification of red ee mable convertible preferred shares	—	(9,986)	—	—
Accretion to redemption value of redeemable convertible preferred shares	—	(17,262)	—	—

Net loss attributable to the Company’s ordinary shareholders	(79,113)	(75,793)	(87,619)	(13,429)

Other comprehensive income/(loss)
Foreign currency translation adjustments, net of tax of nil	1,723	1,346	(9,974)	(1,529)
Unrealized gains on available-for-sale debt securities	—	—	1,729	265
Other comprehensive income/(loss), net of tax:	1,723	1,346	(8,245)	(1,264)

Comprehensive loss attributable to the Company’s ordinary shareholders	(77,390)	(74,447)	(95,864)	(14,693)

Condensed statements of cash flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(738)	(1,394)	(681)	(104)
Net cash generated from/(used in) financing activities	—	300,302	(7,343)	(1,125)
Net cash used in investing activities	(11,777)	(219,248)	(67,083)	(10,282)

Net (decrease)/increase in cash and cash equivalents	(12,515)	79,660	(75,107)	(11,511)
Cash and cash equivalents at beginning of the year	18,763	6,248	85,908	13,166

Cash and cash equivalents at end of the year	6,248	85,908	10,801	1,655

Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company.
The parent company records its investment in its subsidiary, the VIE and its subsidiaries under the equity method of accounting as prescribed in ASC 323,
Investments-Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries, the VIE and subsidiaries of the VIE”, and their respective loss as “Share of losses from subsidiaries, the VIE and subsidiaries of the VIE” on the condensed statements of comprehensive loss.
The subsidiaries did not pay any dividends to the Company for the periods presented. The Company does not have significant commitments or long-term obligations as of the period end other than those presented.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.